Condensed Consolidating Balance Sheets (Detail) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents		$ 24,891	$ 1,091		$ 4,964	$ 17,978	$ 1,307
Accounts Receivable		24,315	19,483			43,936
Taxes Receivable		18	18			504
Short-Term Derivative Instruments		29,012	34,260			29,265
Assets Held for Sale						34,257
Inventory, Prepaid Expenses and Other		3,168	3,829			3,403
Total Current Assets		81,404	58,681			129,343
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties		1,301,479	1,239,430			1,079,039
Unevaluated Oil and Gas Properties		257,697	262,992			322,413
Other Property and Equipment		41,028	40,112			46,361
Wells and Facilities in Progress		75,514	144,556			127,655
Pipelines		16,780	14,024			15,657
Total Property and Equipment		1,692,498	1,701,114			1,591,125
Less: Accumulated Depreciation, Depletion and Amortization		(720,998)	(699,899)			(366,917)
Net Property and Equipment		971,500	1,001,215			1,224,208
Deferred Financing Costs and Other Assets - Net			16,544			17,070
Other Assets		2,489	2,501
Equity Method Investments				$ 0		17,895
Long-Term Deferred Tax Asset			12,532			8,301
Long-Term Derivative Instruments		8,460	9,534			4,904
Total Assets		1,063,853	1,071,931			1,401,721
Current Liabilities
Accounts Payable		42,818	37,874			53,340
Current Maturities of Long-Term Debt		9,934	590			1,176
Accrued Liabilities		44,296	44,326			59,478
Short-Term Derivative Instruments		3,758	2,486			421
Current deferred tax liability			12,532			8,301
Liabilities Related to Assets Held For Sale						25,115
Total Current Liabilities		100,806	85,276			147,831
Premium (Discount) on Senior Notes - Net		2,245	2,344			2,725
Senior Secured Line of Credit and Other Long-Term Debt		143,294	109,396			251
Long-Term Derivative Instruments		6,908	5,556			2,377
6.25% Senior Notes Due 2022	[1]	657,511	663,089
Other Deposits and Liabilities		3,140	3,156			4,018
Future Abandonment Cost		43,412	42,883			38,146
Total Liabilities		957,316	911,700			870,348
Stockholders' Equity
Preferred Stock		1	1			1
Common Stock		63	54			54
Additional Paid-In Capital		630,301	623,863			617,826
Accumulated Earnings (Deficit)		(523,828)	(463,687)			(90,749)
Rex Energy Stockholders' Equity			160,231			527,132
Noncontrolling Interests						4,241
Total Stockholders' Equity		106,537	160,231			531,373	$ 416,925	$ 412,294
Total Liabilities and Stockholders' Equity		1,063,853	1,071,931			1,401,721
Scenario, Previously Reported [Member]
Property and Equipment (Successful Efforts Method)
Deferred Financing Costs and Other Assets - Net			2,501
Total Assets			1,098,506
Current Liabilities
Total Current Liabilities			97,808
Senior Secured Line of Credit and Other Long-Term Debt			111,528
Total Liabilities			938,275
Stockholders' Equity
Total Liabilities and Stockholders' Equity			1,098,506
Eliminations
Current Assets
Assets Held for Sale						(2,537)
Total Current Assets						(2,537)
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties			(6,970)			(5,760)
Wells and Facilities in Progress			(270)			(560)
Pipelines			(2,137)			(1,898)
Total Property and Equipment			(9,377)			(8,218)
Less: Accumulated Depreciation, Depletion and Amortization			3,518			1,037
Net Property and Equipment			(5,859)			(7,181)
Intercompany Receivables		(1,095,371)	(1,070,548)			(951,025)
Investment in Subsidiaries - Net		130,362	(241,424)			(264,150)
Total Assets		(965,009)				(1,224,893)
Current Liabilities
Accounts Payable						(2,537)
Total Current Liabilities						(2,537)
Intercompany Payables		(1,095,371)	(1,070,548)			(951,025)
Total Liabilities		(1,095,371)				(953,562)
Stockholders' Equity
Additional Paid-In Capital		(177,144)	(173,057)			(256,887)
Accumulated Earnings (Deficit)		307,506	(74,226)			(18,483)
Rex Energy Stockholders' Equity			(247,283)			(275,370)
Noncontrolling Interests						4,039
Total Stockholders' Equity		130,362	(247,283)			(271,331)
Total Liabilities and Stockholders' Equity		(965,009)				(1,224,893)
Eliminations | Scenario, Previously Reported [Member]
Property and Equipment (Successful Efforts Method)
Total Assets			(1,317,831)
Current Liabilities
Total Liabilities			(1,070,548)
Stockholders' Equity
Total Liabilities and Stockholders' Equity			(1,317,831)
8.875% Senior Notes
Current Liabilities
6.25% Senior Notes Due 2022			350,000			350,000
6.25% Senior Notes
Current Liabilities
6.25% Senior Notes Due 2022			325,000			325,000
Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents		24,888	1,089			17,978
Accounts Receivable		24,252	19,423			43,726
Short-Term Derivative Instruments		29,012	34,260			29,265
Inventory, Prepaid Expenses and Other		3,156	3,804			3,374
Total Current Assets		81,308	58,576			94,343
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties		1,300,678	1,245,626			1,084,332
Unevaluated Oil and Gas Properties		257,697	262,992			321,708
Other Property and Equipment		40,133	39,217			45,466
Wells and Facilities in Progress		75,269	144,587			127,759
Pipelines		16,780	16,161			17,555
Total Property and Equipment		1,690,557	1,708,583			1,596,820
Less: Accumulated Depreciation, Depletion and Amortization		(720,100)	(702,537)			(367,224)
Net Property and Equipment		970,457	1,006,046			1,229,596
Deferred Financing Costs and Other Assets - Net			2,501			2,421
Other Assets		2,489
Equity Method Investments						17,895
Investment in Subsidiaries - Net		(2,388)	(1,907)			4,161
Long-Term Derivative Instruments		8,460	9,534			4,904
Total Assets		1,060,326				1,353,320
Current Liabilities
Accounts Payable		42,818	37,874			55,877
Current Maturities of Long-Term Debt		434	590			1,176
Accrued Liabilities		32,709	32,601			46,783
Short-Term Derivative Instruments		3,758	2,486			421
Total Current Liabilities		79,719				104,257
Senior Secured Line of Credit and Other Long-Term Debt						251
Long-Term Derivative Instruments		6,908	5,556			2,377
Other Deposits and Liabilities		3,140	3,156			4,018
Future Abandonment Cost		42,964	42,443			38,097
Intercompany Payables		1,090,818	1,070,096			947,114
Total Liabilities		1,223,549				1,096,114
Stockholders' Equity
Additional Paid-In Capital		177,144	177,143			177,144
Accumulated Earnings (Deficit)		(340,367)	(297,223)			80,062
Rex Energy Stockholders' Equity			(120,080)			257,206
Total Stockholders' Equity		(163,223)	(120,080)			257,206
Total Liabilities and Stockholders' Equity		1,060,326				1,353,320
Guarantor Subsidiaries | Scenario, Previously Reported [Member]
Property and Equipment (Successful Efforts Method)
Deferred Financing Costs and Other Assets - Net			2,501
Total Assets			1,074,750
Current Liabilities
Total Current Liabilities			73,551
Senior Secured Line of Credit and Other Long-Term Debt			28
Total Liabilities			1,194,830
Stockholders' Equity
Total Liabilities and Stockholders' Equity			1,074,750
Non-Guarantor Subsidiaries
Current Assets
Accounts Receivable		16	11			210
Assets Held for Sale						36,794
Total Current Assets		16	11			37,004
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties		801	774			467
Unevaluated Oil and Gas Properties						705
Other Property and Equipment		895	895			895
Wells and Facilities in Progress		245	239			456
Total Property and Equipment		1,941	1,908			2,523
Less: Accumulated Depreciation, Depletion and Amortization		(898)	(880)			(730)
Net Property and Equipment		1,043	1,028			1,793
Investment in Subsidiaries - Net						1,541
Total Assets		1,059				40,338
Current Liabilities
Accrued Liabilities		20				571
Liabilities Related to Assets Held For Sale						25,115
Total Current Liabilities		20				25,686
Future Abandonment Cost		448	440			49
Intercompany Payables		4,553	452			3,911
Total Liabilities		5,021				29,646
Stockholders' Equity
Additional Paid-In Capital						79,743
Accumulated Earnings (Deficit)		(3,962)	147			(69,253)
Rex Energy Stockholders' Equity			147			10,490
Noncontrolling Interests						202
Total Stockholders' Equity		(3,962)	147			10,692
Total Liabilities and Stockholders' Equity		1,059				40,338
Non-Guarantor Subsidiaries | Scenario, Previously Reported [Member]
Property and Equipment (Successful Efforts Method)
Total Assets			1,039
Current Liabilities
Total Liabilities			892
Stockholders' Equity
Total Liabilities and Stockholders' Equity			1,039
Parent Company
Current Assets
Cash and Cash Equivalents		3	2
Accounts Receivable		47	49
Taxes Receivable		18	18			504
Inventory, Prepaid Expenses and Other		12	25			29
Total Current Assets		80	94			533
Property and Equipment (Successful Efforts Method)
Deferred Financing Costs and Other Assets - Net			14,043			14,649
Long-Term Deferred Tax Asset			12,532			8,301
Intercompany Receivables		1,095,371	1,070,548			951,025
Investment in Subsidiaries - Net		(127,974)	243,331			258,448
Total Assets		967,477				1,232,956
Current Liabilities
Current Maturities of Long-Term Debt		9,500
Accrued Liabilities		11,567	11,725			12,124
Current deferred tax liability			12,532			8,301
Total Current Liabilities		21,067				20,425
Premium (Discount) on Senior Notes - Net		2,245	2,344			2,725
Senior Secured Line of Credit and Other Long-Term Debt		143,294
6.25% Senior Notes Due 2022		657,511
Total Liabilities		824,117				698,150
Stockholders' Equity
Preferred Stock		1	1			1
Common Stock		63	54			54
Additional Paid-In Capital		630,301	619,777			617,826
Accumulated Earnings (Deficit)		(487,005)	(92,385)			(83,075)
Rex Energy Stockholders' Equity			527,447			534,806
Total Stockholders' Equity		143,360	527,447			534,806
Total Liabilities and Stockholders' Equity		$ 967,477				1,232,956
Parent Company | Scenario, Previously Reported [Member]
Property and Equipment (Successful Efforts Method)
Total Assets			1,340,548
Current Liabilities
Total Current Liabilities			24,257
Senior Secured Line of Credit and Other Long-Term Debt			111,500
Total Liabilities			813,101
Stockholders' Equity
Total Liabilities and Stockholders' Equity			1,340,548
Parent Company | 8.875% Senior Notes
Current Liabilities
6.25% Senior Notes Due 2022			350,000			350,000
Parent Company | 6.25% Senior Notes
Current Liabilities
6.25% Senior Notes Due 2022			$ 325,000			$ 325,000

[1]	Includes unamortized debt issuance costs of approximately $11.1 million and $11.9 million as of March 31, 2016 and December 31, 2015, respectively.